RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Summary of revenue and expense transactions with affiliates
A summary of revenue and expense transactions with PBFX is as follows:

	Year Ended December 31,
	2016	2015	2014
Revenues under affiliate agreements:
Services Agreement	$5,121	$4,533	$2,298
Omnibus Agreement	4,805	5,297	3,600
Total expenses under affiliate agreements	175,448	142,102	59,403
These commercial agreements (as defined in the table below) with PBFX relating to the Contributed Assets include:

Service Agreements	Initiation Date	Initial Term	Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Delaware City Rail Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	85,000 bpd	PBFX or PBF Holding can declare
Toledo Truck Unloading & Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	5,500 bpd
Delaware West Ladder Rack Terminaling Services Agreement	10/1/2014	7 years, 3 months	2 x 5	40,000 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility (b)	12/12/2014	10 years	2 x 5	4,400 bpd
Delaware Pipeline Services Agreement	5/15/2015	10 years, 8 months	2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection	11/1/2016	2 years, 5 months	-	14,500 bpd
Delaware City Truck Loading Services Agreement- Gasoline (c)	5/15/2015	10 years, 8 months	2 x 5	30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs (c)	5/15/2015	10 years, 8 months	2 x 5	5,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline	8/31/2016	10 years	2 x 5	50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline	8/31/2016	10 years	2 x 5	70,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank	8/31/2016	10 years	2 x 5	55,000 barrels (d)
Torrance Valley Pipeline Transportation Services Agreement- Emido Storage Tank	8/31/2016	10 years	2 x 5	900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank	8/31/2016	10 years	2 x 5	770,000 barrels per month
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility (b)	12/12/2014	10 years	2 x 5	3,849,271 barrels (d)	PBFX or PBF Holding can declare
____________________

(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms.

(b)
The Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility and the Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility are referred to herein collectively as the “Toledo Storage Facility Storage and Terminaling Services Agreement."

(c)
The Delaware City Truck Loading Services Agreement- Gasoline and the Delaware City Truck Loading Services Agreement- LPGs are referred to herein collectively as the “Delaware City Truck Loading Services Agreement."

(d)	Reflects the overall capacity of the storage facility. The storage MVC is subject to effective operating capacity of each tank which can be impacted by routine tank maintenance and other factors.
A summary of revenue and expense transactions with PBFX is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Revenues under affiliate agreements:
Services Agreement	$1,661	$1,121	$3,279	$2,243
Omnibus Agreement	1,630	1,415	3,284	2,259
Total expenses under affiliate agreements	58,355	37,965	114,557	74,514
These commercial agreements (as defined in the table below) with PBFX include:

Service Agreements	Initiation Date	Initial Term	Renewals (a)	Minimum Volume Commitments	Force Majeure
Transportation and Terminaling
Delaware City Rail Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	85,000 bpd	PBFX or PBF Holding can declare
Toledo Truck Unloading & Terminaling Services Agreement	5/8/2014	7 years, 8 months	2 x 5	5,500 bpd
Delaware West Ladder Rack Terminaling Services Agreement	10/1/2014	7 years, 3 months	2 x 5	40,000 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility	12/12/2014	10 years	2 x 5	4,400 bpd
Delaware Pipeline Services Agreement	5/15/2015	10 years, 8 months	2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection	11/1/2016	2 years, 5 months	N/A	14,500 bpd
Delaware City Truck Loading Services Agreement- Gasoline	5/15/2015	10 years, 8 months	2 x 5	30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs	5/15/2015	10 years, 8 months	2 x 5	5,000 bpd
East Coast Terminals Terminaling Services Agreements	5/1/2016	Various (f)	Evergreen	15,000 bpd (e)
East Coast Terminals Tank Lease Agreements	5/1/2016	Various (f)	Evergreen	350,000 barrels (c)
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline	8/31/2016	10 years	2 x 5	50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline	8/31/2016	10 years	2 x 5	70,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank	8/31/2016	10 years	2 x 5	55,000 barrels (c)
Torrance Valley Pipeline Transportation Services Agreement- Emidio Storage Tank	8/31/2016	10 years	2 x 5	900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank	8/31/2016	10 years	2 x 5	770,000 barrels per month
Paulsboro Natural Gas Pipeline Services Agreement (b)	9/1/2011	15 years	Evergreen	N/A
Toledo Terminal Services Agreement (g)	5/1/2016	1 year	Evergreen	N/A
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility	12/12/2014	10 years	2 x 5	3,849,271 barrels (c)	PBFX or PBF Holding can declare
Chalmette Storage Agreement (d)	See note (d)	10 years	2 x 5	625,000 barrels
____________________

(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable, in the table above.

(b)
In connection with the PNGPC Contribution Agreement, PBFX assumed the current commercial transportation agreement between PNGPC and the Paulsboro refinery. Subsequent to the completion of the New Pipeline, PBF Holding will enter into a new transportation agreement with PBFX.

(c)
Reflects the overall capacity of the storage facility. The storage minimum volume commitment (“MVC”) is subject to effective operating capacity of each tank which can be impacted by routine tank maintenance and other factors.

(d)	The Chalmette Storage Agreement was entered into on February 15, 2017 but commences at the earlier of November 1, 2017 or the completion of the Chalmette Storage Tank construction (as defined below).

(e)
The East Coast Terminals terminaling service agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between the East Coast Terminals' Paulsboro, New Jersey location and PBF Holding with a 15,000 bpd MVC.

(f)	The East Coast Terminal related party agreements include varying term lengths, ranging from one to five years.

(g)	Subsequent to the Toledo Terminal Acquisition, the Toledo Terminal was added to the East Coast Terminals Terminaling Service Agreements.